DERIVATIVE LIABILITY ON WARRANTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	May 08, 2019	May 21, 2018	Mar. 28, 2018	Mar. 31, 2020	Nov. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019	Sep. 30, 2018	Dec. 31, 2017
Sale of common stock					480,000	50,000
Derivative liability on warrants				$ 0		$ 0	$ 2,261,039
Derivative liability				$ 0		$ 0	$ 2,261,039	$ 2,261,039	$ 255,294	$ 696,000
Description of down round provision						The down round provision of the above Warrants requires a reduction in the exercise price if there are future issuances of common stock equivalents at a lower price than the $2.50 exercise price of the Warrants
Increase (decrease) in derivative liability						$ (1,565,039)
Exercise price						$ 2.50	$ 2.50
Stock price							$ 0.95
Expected volatility							148.00%
Warrant [Member]
Issuance of warrants	960,000		400,000
Warrant [Member] | Services Rendered [Member]
Issuance of warrants		30,000
Minimum [Member]
Exercise price							$ 0.625
Expected term							2 years 2 months 30 days
Risk free interest rates							2.46%
Maximum [Member]
Exercise price							$ 2.50
Expected term							4 years 6 months
Risk free interest rates							2.51%
Preferred Stock Series E [Member]
Sale of common stock		1,200,000
Noncontrolling Interests in Subsidiaries and Variable Interest Entity [Member]
Issuance of warrants	960,000
Investor [Member]
Issuance of warrants					480,000
Exercisable price per share					$ 2.50
Expiry period					5 years
Four Investor [Member]
Issuance of warrants		480,000
Exercisable price per share		$ 2.50
Expiry period		5 years
Sale of shares		120,000
Four Investor [Member] | Securities Purchase Agreement [Member]
Sale of common stock		480,000
January 1, 2019 [Member]
Derivative liability							$ 2,261,039
September 2017 To November 2017 [Member] | Four Investor [Member] | Securities Purchase Agreement [Member]
Issuance of warrants				480,000		480,000
September 2017 To November 2017 [Member] | Four Investor [Member]
Issuance of warrants						480,000